Investments - Carrying Amount and Unrealized Securities Holding Loss for Investment in JM Weshop (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Share of cumulative gain/(loss)		¥ 36	$ 5	¥ (114,104)	¥ 5,752
Share of other comprehensive loss				(145)	¥ 938
Net book value		15,036		0
JM Weshop (Cayman) Inc.
Schedule of Equity Method Investments [Line Items]
Investment cost				158,777
Foreign currency translation				14,786
Surrender 10% of ordinary shares held				(25,132)
Total investment cost				148,431
Share of cumulative gain/(loss)				(113,182)
Share of other comprehensive loss				(1,331)
Total booked value under equity method				(114,513)
Impairment	¥ (33,918)			(33,918)
Net book value		¥ 0		¥ 0